Subsequent Events (Details Narrative) - USD ($)													1 Months Ended		12 Months Ended
	Mar. 22, 2019	Feb. 28, 2019	Feb. 18, 2019	Feb. 06, 2019	Feb. 05, 2019	Feb. 04, 2019	Feb. 01, 2019	Feb. 01, 2019	Jan. 28, 2019	Jan. 08, 2019	Nov. 08, 2018	Mar. 28, 2018	Oct. 31, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Jan. 15, 2019	Sep. 16, 2017	May 22, 2017
Number of stock options granted															1,400,418	880,667
Exercise price of common stock granted															$ 6.75	$ 2.55
Aggregate value of common stock issued for services															$ 1,545,000	$ 2,088,000
Warrant exercise price												$ 1.08						$ 1.20	$ 6.00
Number of shares issued during period												25,000				745,476
Proceeds from warrant exercised												$ 45,000			22,000
Number of shares issued during period, value															2,979,000	796,000
Average monthly base rent															$ 62,000	$ 52,000
Note Holder [Member]
Warrant exercise price																$ 2.25
Number of shares issued during period													96,667	3,333
Number of shares issued during period, value													$ 595,000	$ 13,000
Subsequent Event [Member]
Common stock issued price per share							$ 7.65	$ 7.65
Number of warrants exercised																	161,969
Cashless exercise of warrants																	148,714
Warrant exercise price																	$ 1.05
Number of shares issued during period							139,035	139,035
Reverse stock split, description							1-for-15 Reverse Stock Split of our Common Stock. The Reverse Stock Split became effective upon commencement of trading of our Common Stock on February 4, 2019. As a result of the Reverse Stock Split, every fifteen (15) shares of our Pre-Reverse Stock Split Common Stock were combined and reclassified into one share of our Common Stock.
Number of shares issued during period, value								$ 639,000
Subsequent Event [Member] | Unaffiliated Third Party [Member] | Promissory Note [Member]
Debt instrument face amount	$ 300,000
Legal and financing expenses paid	$ 10,000
Maturity date, description	The note is due on demand at any time after April 10, 2019.
Debt interest rate	5.00%
Subsequent Event [Member] | Consultant [Member]
Number of stock options granted				66,666
Exercise price of common stock granted				$ 8.05
Expiration period				5 years
Stock option vesting, description				25% vest on the grant date and the remaining over a period of three years
Fair value of stock options grants				$ 521,000
Subsequent Event [Member] | Employees [Member]
Number of stock options granted		9,000
Exercise price of common stock granted		$ 8.10
Expiration period		5 years
Stock option vesting, description		vest equally on the anniversary dates over three years.
Fair value of stock options grants		$ 69,000
Subsequent Event [Member] | Note Holder [Member] | Bellridge [Member]
Number of shares issued during period								16,667
Debt instrument face amount							$ 500,000	$ 500,000
Proceeds from issuance of debt								432,000
Original issue discount, amount							$ 25,000	25,000
Legal and financing expenses paid								43,000
Number of shares issued during period, value								128,000
Value for shares issued additionally								$ 25,000
Additional number of shares issued								8,606
Maturity date, description								The note matures in August 2019.
Subsequent Event [Member] | Consultants [Member]
Number of common stock issued for services						13,333
Aggregate value of common stock issued for services						$ 102,000
Common stock issued price per share						$ 7.65
Subsequent Event [Member] | Stock Option [Member] | Consultant [Member]
Expiration period									5 years
Stock option vesting period									60 days
Fair value of stock options grants									$ 13,000
Number of common stock issued for services									1,667
Common stock issued price per share									$ 7.80
Agreement and Plan of Merger [Member]
Pay to shareholder of sound concepts											$ 25,000,000
Cash payment											15,000,000
Issuance of shares of common stock with a fair market value											$ 10,000,000
Employment Agreements [Member] | Subsequent Event [Member] | Stock Option [Member] | Officers [Member]
Number of stock options granted										16,667
Exercise price of common stock granted										$ 4.35
Expiration period										5 years
Stock option vesting, description										The options vested 50% on the grant date and the remaining 50% will vest on the 12-month anniversary of the grant date.
Percentage for stock option vesting										50.00%
Stock option vesting period										12 months
Fair value of stock options grants										$ 70,000
Employment Agreement [Member] | Subsequent Event [Member] | Officers [Member]
Number of stock options granted					66,666
Exercise price of common stock granted					$ 7.50
Expiration period					5 years
Stock option vesting, description					The options have an exercise price of $7.50 per share, have a five-year term and vest over a period of three years from the grant date.
Fair value of stock options grants					$ 482,000
Lease Agreement [Member] | Subsequent Event [Member]
Lease term			65 months
Average monthly base rent			$ 24,000
Lease Agreement [Member] | Subsequent Event [Member] | First 12 Months [Member]
Average monthly base rent			$ 12,000